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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Permit Capital, LLC
Address:     One Tower Bridge
             100 Front Street, Suite 900
             West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Paul A. Frick
Title:       Vice President
Phone:       (610) 941-5006

Signature, Place, and Date of Signing:

   /s/ Paul A. Frick         West Conshohocken, PA         11/14/11
------------------------    ------------------------    --------------
      [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    No.     Form 13F File Number      Name
    ---     --------------------      ----------------------------------
    1       28-2635                   Gardner Russo & Gardner

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  $122,072
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number          Name
---   --------------------          -----------------------------
2     28-11063                      Permit Capital GP, L.P.

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
                                                                                                               VOTING AUTHORITY
                                                               VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                      TITLE OF CLASS   CUSIP   (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------  -------------- --------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
CITIGROUP INC                            COM       172967424   1,878      73,317  SH         OTHER       2      X
DELL INC                                 COM       24702R101   3,744     264,759  SH         OTHER       2      X
FLOWSERVE CORP                           COM       34354P105     444       6,000  SH         OTHER       2      X
GAMESTOP CORP                          CLASS A     36467W109   1,155      50,015  SH         OTHER       2      X
GENERAL ELECTRIC                         COM       369604103   3,472     228,118  SH         OTHER       2      X
GOLDMAN SACHS GROUP INC                  COM       38141G104   2,420      25,600  SH         OTHER       2      X
GOOGLE INC                             CLASS A     38259P508     618       1,200  SH         OTHER       2      X
HARRIS CORP                              COM       413875105   1,052      30,800  SH         OTHER       2      X
INTL BUSINESS MACHINES CORP              COM       459200101   1,277       7,300  SH         OTHER       2      X
IPASS INC                                COM       46261V108     238     193,468  SH         OTHER       2      X
IRON MTN INC                             COM       462846106   2,104      66,545  SH         OTHER       2      X
JOHNSON & JOHNSON                        COM       478160104   3,210      50,400  SH         OTHER       2      X
LIBERTY MEDIA HOLDG CORP            INT COM SER A  53071M104   4,434     300,423  SH         OTHER       2      X
MASTERCARD INC                         CLASS A     57636Q104   1,110       3,500  SH         OTHER       2      X
MCKESSON CORP                            COM       58155Q103   1,781      24,500  SH         OTHER       2      X
MICROSOFT CORP                           COM       594918104   1,070      43,000  SH         OTHER       2      X
NEWCASTLE INVESTMENT CORP                COM       65105M108     454     111,615  SH         OTHER       2      X
NOBLE CORP                               COM       H5833N103   1,363      46,450  SH         OTHER       2      X
PHILIP MORRIS INTL                       COM       718172109     593       9,500  SH         OTHER       2      X
SBA COMMUNICATIONS CORP                  COM       78388J106  72,503   2,102,763  SH         OTHER       2      X
SEARS HOLDINGS CORP                      COM       812350106   1,340      23,288  SH         OTHER       2      X
SPRINT NEXTEL CORP                       COM       852061100   1,189     391,000  SH         OTHER       2      X
VIACOM INC                             CLASS B     92553P201     930      24,000  SH         OTHER       2      X
VODAFONE GROUP PLC                  SPONS ADR NEW  92857W209   3,959     154,275  SH         OTHER       2      X
WILLIAMS PARTNERS LP                 COM UNIT LP   96950F104     271       5,000  SH         OTHER       2      X

ALTRIA GROUP INC                         COM       02209S103     836      31,200  SH         OTHER      1,2     X
ANNHEUSER BUSCH INBEV SA/NV           SPONS ADR    03524A108     612      11,550  SH         OTHER      1,2     X
BERKSHIRE HATHAWAY INC DEL              CL A       084670108   1,602          15  SH         OTHER      1,2     X
BERKSHIRE HATHAWAY INC DEL              CL B       084670702      94       1,325  SH         OTHER      1,2     X
BROWN FORMAN CORP                       CL A       115637100     544       8,000  SH         OTHER      1,2     X
COMCAST CORP NEW                      CL A SPL     20030N200     474      22,900  SH         OTHER      1,2     X
MARTIN MARIETTA MATLS INC                COM       573284106     379       6,000  SH         OTHER      1,2     X
MASTERCARD INC                         CLASS A     57636Q104     873       2,754  SH         OTHER      1,2     X
PHILIP MORRIS INTL INC                   COM       718172109   2,121      34,000  SH         OTHER      1,2     X
SCRIPPS NETWORKS INTERACTIVE          CL A COM     811065101     218       5,875  SH         OTHER      1,2     X
WASHINGTON POST CO                      CL B       939640108     163         500  SH         OTHER      1,2     X
WELLS FARGO & CO NEW                     COM       949746101     746      30,925  SH         OTHER      1,2     X
UNILEVER NV                          NY SHS NEW    904784704     801      25,450  SH         OTHER      1,2     X